Supplementry Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementry Financial Statement Information [Line Items]
Revenue recognition, percentage	100.00%		97.00%
Share options that are in the money (in Shares)	1,190,966
Revenue recognized in contract liability	$ 387	$ 0	$ 175
Share option and warrants exercisable	1,976,652
Rotem 1 [Member]
Supplementry Financial Statement Information [Line Items]
Write-off asset		$ 229